Sales (Details) - Schedule of Disaggregated Sales - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Transfer of Financial Assets Accounted for as Sales [Line Items]
Disaggregated sales	$ 9,449,817	$ 11,478,147
Inverters [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Disaggregated sales	4,125,882	7,176,484
Chargers [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Disaggregated sales	228,389	400,413
Gasoline generators [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Disaggregated sales	4,514,899	3,782,129
Power bank [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Disaggregated sales	452,318
Other products [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Disaggregated sales	$ 128,329	$ 119,120